INCOME TAXES - Summary of income (loss) by tax jurisdictions (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Income Tax Disclosure [Abstract]
Income from Mainland China operations	¥ 1,286,327		¥ 1,631,882	¥ 1,393,173
(Loss) Income from non-Mainland China operations	9,041		(84,700)	(65,483)
Income before income taxes and share of income (loss) from equity method investments	¥ 1,295,368	$ 177,464	¥ 1,547,182	¥ 1,327,690